UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/10

Item 1.  Reports to Stockholders.

Rady Contrarian Long/Short Fund

CLASS A SHARES – RADYX

CLASS C SHARES – RADCX

CLASS I SHARES – RADIX

Rady Opportunistic Value Fund

CLASS A SHARES – ROVYX

CLASS C SHARES – ROVCX

CLASS I SHARES – ROVIX

Semi-Annual Report

March 31, 2010

1-877-839-RADY(7239)

WWW.RADYASSETS.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Rady Contrarian Long/Short Fund

PORTFOLIO REVIEW

March 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** – March 31, 2010 (Class A and C)	Inception*** – March 31, 2010 (Class I)
Rady Contrarian Long/Short Fund – Class A	-	-	0.19%	-
Rady Contrarian Long/Short Fund – Class A
with load	-	-	-5.54%	-
Rady Contrarian Long/Short Fund – Class C	-	-	0.09%	-
Rady Contrarian Long/Short Fund – Class I ****	-1.82%	3.96%	-	2.35%
Lipper Long/Short Equity Index	5.37%	29.51%	N/A	N/A
S&P 500 Total Return Index	11.75%	49.77%	7.98%	-4.39%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

*** Inception date is February 1, 2007.

**** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 22, 2009. Prior to October 22, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Electric	13.6%
Diversified Financial Services	10.5%
Pharmaceuticals	9.7%
Telecommunications	9.6%
Software	9.2%
Biotechnology	7.8%
Retail	6.3%
Electronics	5.8%
Oil & Gas	5.0%
Healthcare-Products	4.6%
Other, Cash & Cash Equivalents	17.9%
100.00%

Rady Opportunistic Value Fund

PORTFOLIO REVIEW

March 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2010, compared to its benchmarks:

Inception** – March 31, 2010
Rady Opportunistic Value Fund – Class A	5.30%
Rady Opportunistic Value Fund – Class A with load	-0.75%
Rady Opportunistic Value Fund – Class C	5.30%
Rady Opportunistic Value Fund – Class I	5.30%
S&P 500 Total Return Index	7.98%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Electric	17.2%
Pharmaceuticals	10.1%
Telecommunications	9.9%
Software	8.7%
Diversified Financial Services	8.0%
Electronics	8.0%
Biotechnology	7.7%
Oil & Gas	6.3%
Toys/Games/Hobbies	4.7%
Exchange Traded Funds	4.4%
Other, Cash & Cash Equivalents	15.0%
100.00%

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCKS - 90.2%
		BIOTECHNOLOGY - 7.8%
	8,000	Gilead Sciences, Inc. *	$ 363,840
	16,884	Myriad Genetics, Inc. *	406,060
			769,900

		COMPUTERS - 2.5%
	20,948	STEC, Inc. *	250,957

		DIVERSIFIED FINANCIAL SERVICES - 10.5%
	23,000	NASDAQ OMX Group, Inc. (The) *	485,760
	18,700	NYSE Euronext	553,707
			1,039,467

		ELECTRIC - 13.6%
	16,762	Allegheny Energy, Inc.	385,526
	7,800	Exelon Corp.	341,718
	6,657	FPL Group, Inc.	321,733
	13,970	NRG Energy, Inc. *	291,973
			1,340,950

		ELECTRONICS - 5.8%
	28,700	Cogent, Inc. *	292,740
	10,000	FLIR Systems, Inc. *	282,000
			574,740

		FOOD - 3.1%
	19,406	Dean Foods Co. *	304,480

		HEALTHCARE-PRODUCTS - 4.6%
	26,000	Genomic Health, Inc. *	457,340

		OIL & GAS - 5.0%
	5,300	Exxon Mobil Corp.	354,994
	17,980	SandRidge Energy, Inc. *	138,446
			493,440

		PHARMACEUTICALS - 9.7%
	3,450	Cephalon, Inc. *	233,841
	64,000	Cypress Bioscience, Inc. *	313,600
	3,541	Endo Pharmaceuticals Holdings, Inc. *	83,886
	30,000	Isis Pharmaceuticals, Inc. *	327,600
			958,927

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)
	Shares		Value
		RETAIL - 6.3%
	19,000	GameStop Corp. *	$ 416,290
	33,501	Morton's Restaurant Group, Inc. *	204,691
			620,981

		SOFTWARE - 9.2%
	31,000	Activision Blizzard, Inc.	373,860
	28,424	Electronic Arts, Inc. *	530,392
			904,252

		TELECOMMUNICATIONS - 9.6%
	27,250	Nokia OYJ	423,465
	17,000	Verizon Communications, Inc.	527,340
			950,805

		TOYS/GAMES/HOBBIES - 2.5%
	5,975	Nintendo Co., Ltd.	248,859

		TOTAL COMMON STOCKS
		(Cost $8,741,616)	8,915,098

		EXCHANGE TRADED FUNDS - 0.9%
		DEBT - 0.9%
	1,826	ProShares UltraShort 20+ Year Treasury * (Cost 83,398)	88,908

		SHORT-TERM INVESTMENTS - 9.6%
	948,526	HighMark Treasury Plus Money Market Fund
		to yield 0.0%**, 12/31/2030 (Cost $948,526)	948,526

		TOTAL INVESTMENTS - 100.7% (Cost $9,773,540) (a)	$ 9,952,532
		OTHER ASSETS & LIABILITIES - (0.7)%	(77,803)
		TOTAL NET ASSETS - 100.0%	$ 9,874,729

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)
	Shares		Value
		SECURITIES SOLD SHORT *
	3,800	American Campus Communities, Inc.	$ 105,108
	4,875	BJ's Restaurants, Inc.	113,588
	3,000	Church & Dwight Co., Inc.	200,850
	3,745	Citrix Systems, Inc.	177,775
	2,660	Darden Restaurants, Inc.	118,476
	1,900	DaVita, Inc.	120,460
	3,750	Estee Lauder Cos., Inc. (The)	243,263
	3,750	Harman International Industries, Inc.	175,425
	6,741	Hill-Rom Holdings, Inc.	183,422
	1,950	Infosys Technologies, Ltd.	114,680
	3,750	Lancaster Colony Corp.	221,100
	4,500	Lennox International, Inc.	199,440
	2,280	MercadoLibre, Inc.	109,919
	2,925	O'Reilly Automotive, Inc.	122,001
	1,560	Panera Bread Co.	119,324
	3,750	ResMed, Inc.	238,688
	2,422	Stanley Black & Decker, Inc.	139,047
	4,688	Steiner Leisure, Ltd.	207,772
	5,625	Thomson Reuters Corp.	204,188
	2,247	Whirlpool Corp.	196,051
	5,000	Wipro, Ltd.	116,550
	2,800	World Fuel Services Corp.	74,592
		TOTAL SECURITIES SOLD SHORT (Proceeds $3,327,227)	$ 3,501,719

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (Including securities sold short) is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 549,893
		Unrealized Depreciation:	(545,393)
		Net Unrealized Appreciation:	$ 4,500

*	Non-Income producing security.
* *	Money Market Fund; interest rate reflects seven-day effective yield on March 31, 2010.

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
March 31, 2010 (Unaudited)
	Shares		Value
		COMMON STOCKS - 95.6%
		BIOTECHNOLOGY - 7.7%
	500	Gilead Sciences, Inc. *	$ 22,740
	1,066	Myriad Genetics, Inc. *	25,637
			48,377

		COMPUTERS - 2.9%
	1,509	STEC, Inc. *	18,078

		DIVERSIFIED FINANCIAL SERVICES - 8.0%
	1,000	NASDAQ OMX Group, Inc. (The) *	21,120
	1,000	NYSE Euronext	29,610
			50,730

		ELECTRIC - 17.2%
	1,462	Allegheny Energy, Inc.	33,626
	550	Exelon Corp.	24,096
	557	FPL Group, Inc.	26,920
	1,167	NRG Energy, Inc. *	24,390
			109,032

		ELECTRONICS - 8.0%
	2,600	Cogent, Inc. *	26,520
	850	FLIR Systems, Inc. *	23,970
			50,490

		FOOD - 3.7%
	1,493	Dean Foods Co. *	23,425

		HEALTHCARE-PRODUCTS - 4.2%
	1,500	Genomic Health, Inc. *	26,385

		OIL & GAS - 6.3%
	375	Exxon Mobil Corp.	25,118
	1,942	SandRidge Energy, Inc. *	14,953
			40,071

		PHARMACEUTICALS - 10.1%
	315	Cephalon, Inc. *	21,351
	3,100	Cypress Bioscience, Inc. *	15,190
	2,500	Isis Pharmaceuticals, Inc. *	27,300
			63,841

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)
	Shares		Value
		RETAIL - 4.2%
	1,200	GameStop Corp. *	$ 26,292

		SOFTWARE - 8.7%
	2,250	Activision Blizzard, Inc.	27,135
	1,506	Electronic Arts, Inc. *	28,102
			55,237

		TELECOMMUNICATIONS - 9.9%
	2,175	Nokia OYJ	33,799
	924	Verizon Communications, Inc.	28,662
			62,461

		TOYS/GAMES/HOBBIES - 4.7%
	710	Nintendo Co., Ltd.	29,572

		TOTAL COMMON STOCKS
		(Cost $593,419)	603,991

		EXCHANGE TRADED FUNDS - 4.4%
		DEBT - 4.4%
	575	ProShares UltraShort 20+ Year Treasury * (Cost 25,642)	27,997

		TOTAL INVESTMENTS - 100.0% (Cost $619,061) (a)	$ 631,988
		OTHER ASSETS & LIABILITIES - 0.0%	272
		TOTAL NET ASSETS - 100.0%	$ 632,260

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 39,972
		Unrealized Depreciation:	(27,045)
		Net Unrealized Appreciation:	$ 12,927
*	Non-Income producing security.

See accompanying notes to financial statements.

Rady Funds
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2010 (Unaudited)

	Rady Contrarian Long/Short Fund	Rady Opportunistic Value Fund
ASSETS
Investment securities:
At cost	$ 9,773,540	$ 619,061
At value	$ 9,952,532	$ 631,988
Cash at broker	3,487,748	-
Receivable for Fund shares sold	4,500	-
Dividends and interest receivable	3,901	338
Receivable due from Advisor	-	23,945
Receivable for securities sold	-	5,229
Prepaid expenses & other assets	10,749	-
TOTAL ASSETS	13,459,430	661,500

LIABILITIES
Securities sold short, at value (Proceeds, $3,327,227)	3,501,719	-
Payable for securities purchased	60,056	-
Payable for Fund Shares Redeemed	4,500	-
Investment advisory fees payable	2,854	-
Fees payable to other affiliates	1,139	6,615
Distribution (12b-1) fees payable	49	-
Due to custodian	-	1,979
Accrued expenses and other liabilities	14,384	20,646
TOTAL LIABILITIES	3,584,701	29,240
NET ASSETS	$ 9,874,729	$ 632,260

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 9,891,332	$ 600,032
Accumulated net investment loss	(33,337)	(524)
Accumulated net realized gain from investments and securities sold short	12,234	19,825
Net unrealized appreciation of investments and securities sold short	4,500	12,927
NET ASSETS	$ 9,874,729	$ 632,260

See accompanying notes to financial statements.

Rady Funds
STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2010 (Unaudited)

	Rady Contrarian Long/Short Fund	Rady Opportunistic Value Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 29,292	$ 11
Shares of beneficial interest outstanding	2,728	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 10.74	$ 10.53
Maximum offering price per share (maximum sales charges of 5.00%) (a)	$ 11.40	$ 11.17

Class C Shares:
Net Assets	$ 76,490	$ 11
Shares of beneficial interest outstanding	7,130	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.73	$ 10.53

Class I Shares:
Net Assets	$ 9,768,947	$ 632,238
Shares of beneficial interest outstanding	907,616	60,041
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.76	$ 10.53

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 18 months of purchase and a dealer's commission was paid.

See accompanying notes to financial statements.

Rady Funds
STATEMENT OF OPERATIONS
For the Period Ended March 31, 2010 (Unaudited)

	Rady Contrarian Long/Short Fund (a)	Rady Opportunistic Value Fund (b)
INVESTMENT INCOME
Dividends	$ 19,225	$ 2,466
Interest	197	28
TOTAL INVESTMENT INCOME	19,422	2,494

EXPENSES
Investment advisory fees	38,896	2,009
Transfer agent fees	18,540	6,162
Administration fees	15,474	13,837
Fund accounting fees	13,415	11,694
Audit fees	7,269	18,287
Chief compliance officer fees	5,629	3,333
Legal fees	5,566	1,883
Printing expenses	4,691	2,406
Custody fees	2,579	1,270
Trustees' fees	1,994	4,476
Dividends on securities sold short	1,992	-
Registration fees	1,080	6,949
Distribution (12b-1) fees - Class C	84	-
Distribution (12b-1) fees - Class A	20	-
Other expenses	1,937	1,396
Insurance expense	1,641	738
TOTAL EXPENSES	120,807	74,440

Less: Fees waived/expenses reimbursed by the Advisor	(68,048)	(71,422)

NET EXPENSES	52,759	3,018
NET INVESTMENT LOSS	(33,337)	(524)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	23,956	19,825
Securities sold short	(11,722)	-
Net realized gain	12,234	19,825
Net change in unrealized appreciation (depreciation) on:
Investments	178,992	12,927
Securities sold short	(174,492)	-
Net change in unrealized appreciation	4,500	12,927

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	16,734	32,752

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (16,603)	$ 32,228

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(b)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

Rady Funds
STATEMENT OF CHANGES IN NET ASSETS

	Rady Contrarian	Rady Opportunistic
	Long/Short Fund	Value Fund
	For the	For the
	Period Ended	Period Ended
	March 31, 2010 (a)	March 31, 2010 (b)
	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (33,337)	$ (524)
Net realized gain from investments and securities sold short	12,234	19,825
Net change in unrealized appreciation (depreciation) of investments
and securities sold short	4,500	12,927
Net increase (decrease) in net assets from operations	(16,603)	32,228

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	58,116	32
Class C	80,967	32
Class I	9,895,451	600,053
Redemption fee proceeds:
Class A	14	-
Class C	-	-
Class I	38	-
Payments for shares redeemed:
Class A	(27,723)	(22)
Class C	(4,522)	(22)
Class I	(111,009)	(41)
Net increase in net assets from shares of beneficial interest	9,891,332	600,032

TOTAL INCREASE IN NET ASSETS	9,874,729	632,260

NET ASSETS
Beginning of Period	-	-
End of Period*	$ 9,874,729	$ 632,260
*Includes accumulated net investment loss of:	$ (33,337)	$ (524)

See accompanying notes to financial statements.

Rady Funds
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Rady Contrarian	Rady Opportunistic
	Long/Short Fund	Value Fund
	For the	For the
	Period Ended	Period Ended
	March 31, 2010 (a)	March 31, 2010 (b)
	(Unaudited)	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	5,417	3
Shares Redeemed	(2,689)	(2)
Net increase in shares of beneficial interest outstanding	2,728	1

Class C:
Shares Sold	7,553	3
Shares Redeemed	(423)	(2)
Net increase in shares of beneficial interest outstanding	7,130	1

Class I:
Shares Sold	918,202	60,045
Shares Redeemed	(10,586)	(4)
Net increase in shares of beneficial interest outstanding	907,616	60,041

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(b)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended March 31, 2010 (Unaudited)(1)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.72	$ 10.72	$ 10.72

Activity from investment operations:
Net investment loss (2)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gain
on investments	0.08	0.11	0.10
Total from investment operations	0.02	0.01	0.04

Paid-in-Capital From Redemption Fees (3)	0.00	0.00	0.00

Net asset value, end of period	$ 10.74	$ 10.73	$ 10.76

Total return (4)(7)	0.19%	0.09%	0.37%

Net assets, at end of period	$ 29,292	$ 76,490	$ 9,768,947

Ratio of gross expenses to average
net assets, including dividends
from securities sold short (5)(6)	3.83%	4.52%	4.65%
Ratio of gross expenses to average
net assets, excluding dividends
from securities sold short (5)(6)	3.80%	4.46%	4.57%
Ratio of net expenses to average
net assets, including dividends
from securities sold short (6)	2.23%	3.01%	2.03%
Ratio of net expenses to average
net assets, excluding dividends
from securities sold short (6)	2.20%	2.95%	1.95%
Ratio of net investment loss
to average net assets (6)	(1.26)%	(2.24)%	(1.28)%

Portfolio Turnover Rate (7)	13%	13%	13%

(1) The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended March 31, 2010 (Unaudited)(1)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	-	-	(0.01)
Net realized and unrealized gain
on investments	0.53	0.53	0.54
Total from investment operations	0.53	0.53	0.53

Paid-in-Capital From Redemption Fees (3)	0.00	0.00	0.00

Net asset value, end of period	$ 10.53	$ 10.53	$ 10.53

Total return (4)(7)	5.30%	5.30%	5.30%

Net assets, at end of period	$ 11	$ 11	$ 632,238

Ratio of gross expenses to average
net assets (5)(6)	1.50%	2.25%	30.83%
Ratio of net expenses to average
net assets (5)	1.50%	2.25%	1.25%
Ratio of net investment income
to average net assets (6)	0.00%	0.00%	(0.22)%

Portfolio Turnover Rate (7)	26%	26%	26%

(1) The Rady Opportunistic Value Fund commenced operations on October 22,, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2010 (Unaudited)

1.

ORGANIZATION

The Rady Contrarian Long/Short Fund (the “Long/Short Fund”) and the Rady Opportunistic value Fund (the “Value Fund”, collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are non-diversified, open-end management investment company.  The primary investment objective of the Long/Short Fund is long-term capital appreciation. The primary investment objective of the Value Fund is also long-term capital appreciation. The Long/Short Fund and the Value Fund commenced operations on October 22, 2009.

The Long/Short Fund currently offers Class A, Class C and Class I shares, and the Value Fund currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 12 months of their purchase and a dealer’s commission was paid. Classes C and I shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Rady Contrarian Long/Short Fund Class I was organized originally as a limited partnership in February 2007, under the laws of the State of Delaware. Effective as of the close of business on October 22, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company and commenced operations on October 22, 2009 with a contribution of assets and liabilities, including securities-in-kind from the predecessor partnership.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Funds’ Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2010 for each Fund’s assets and liabilities measured at fair value:

Rady Contrarian Long/Short Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,915,098	$ -	$ -	$ 8,915,098
Exchange Traded Funds	88,908	-	-	$ 88,908
Short-Term Investments	948,526	-	-	$ 948,526
Total	$ 9,952,532	$ -	$ -	$ 9,952,532

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 3,501,719	$ -	$ -	$ 3,501,719

Rady Opportunistic Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 603,991	$ -	$ -	$ 603,991
Exchange Traded Funds	27,997	-	-	$ 27,997
Total	$ 631,988	$ -	$ -	$ 631,988

                                     The Funds did not hold any Level 3 securities during the period.

                                     *  Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

Federal income taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended March 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Long/Short Fund	$ 9,480,134	$ 679,075
Value Fund	$ 741,767	$ 142,531

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Rady Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of Long/Short Fund’s average daily net assets and 0.80% for Value Fund. During the period ended March 31, 2010, the Advisor waived $38,896 and reimbursed $29,152 for Long/Short Fund and waived $2,009 and reimbursed $69,413 for the Value Fund.

Pursuant to an advisory agreement between the Funds and Rady Asset Management, LLC, each Fund pays the adviser a variable performance-based management fee.  This fee is comprised of an annual base rate of 1.50% of the Long/Short Fund's average daily net assets and 0.80% of the Value Fund's average daily net assets (the fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule.  The maximum performance adjustment is 1.00% of the Long/Short Fund's average daily net assets and 0.50% of the Value Fund's average daily net assets.  The performance adjustment either increases or decreases the management fee, depending on how well a Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (i.e., a rolling 12-month period).

The management fee will be equal to the fulcrum fee (i.e., there will be no performance adjustment) if a Fund’s performance is within positive or negative 0.50% (one-half of a percentage point) of the investment record of the S&P 500 Index over the performance period.  If the difference between a Fund’s performance and the investment record of the S&P 500 Index exceeds one-half of a percentage point, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point.  The maximum annualized performance adjustment rate is plus or minus 1.00% for the Long/Short Fund and plus or minus 0.50% for the Value Fund (which would result from a performance differential of 2.5 percentage points or more for the Long/Short Fund and 1.5 percentage points or more for the Value Fund between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by a Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of each Fund's registration statement ("Initial Period"), the adviser shall be entitled to receive only the fulcrum fee.  The adviser will be entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for each Fund on which the management fee is later calculated.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

For purposes of comparing each Fund’s after-expenses performance to the investment record of the S&P 500 Index, each Fund's current-period performance already reflects and includes any increased management fees from performance adjustments made during the performance period.  Thus, when a Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the outperformance (expressed in percentage points).  For example, assuming you hold your Long/Short Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 2.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 2.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 1.00%.  Also, assuming you hold your Value Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 1.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 1.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 0.50%.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least January 31, 2011, to waive advisory fees and, if necessary, reimburse a portion of the Funds’ operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

Fund	Class A	Class C	Class I
Long/Short Fund	2.20%	2.95%	1.95%
Value Fund	1.50%	2.25%	1.25%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If a Fund's operating expenses subsequently exceed the respective expense

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

limitation, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of March 31, 2010, the Advisor had $68,048 and $71,422 of fee waivers and expense reimbursements for Long/Short Fund and Value Fund, respectively, subject to recapture which may be recovered as follows.

Fund	March 31, 2013
Long/Short Fund	68,048
Value Fund	71,422

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares for both Funds and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.   The Distributor is an affiliate of GFS. For the period ended March 31, 2010, the Distributor received $5 in underwriting commissions for sales of Long/Short Fund Class A shares, of which $1 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $1 in underwriting commissions for sales of Value Fund Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $10,000 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

The greater of:

A minimum annual fee of $32,000* per annum or

-

10 basis points or 0.10% on the first $100 million of net assets

-

8 basis points or 0.08% on the next $150 Million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million of net assets

*The Funds’ fees will increase to a minimum of $36,000 per annum on October 22, 2010.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Funds for the previous month. The Funds each pay GFS a base annual fee of $21,600* and an additional $4,800 for each class above one, plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*The Funds’ base fees will increase to $24,300 per annum and the additional share class fee will increase to $5,400 on October 22, 2010.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $14,400* per class of shares and the per-account charge is $16.00.

* The Funds’ fees per class of shares will increase to minimum of $16,200 per annum on October 22, 2010.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended March 31, 2010 is summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   GemCom collected for Edgar and printing services performed, for the period ended March 31, 2010, is summarized in the

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2010 (Unaudited)

table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	NLCS	GemCom
Long/Short Fund	$ 5,629	$ 1,714
Value Fund	$ 3,333	$ -

5.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended March 31, 2010, Long/Short Fund and Value Fund assessed $1 and $1, respectively, in redemption fees.

6.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ financial statement disclosures.

7.    SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on May 31, 2010, and has noted no such events.

RADY FUNDS

EXPENSE EXAMPLES

March 31, 2010 (Unaudited)

As a shareholder of the Rady Contrarian Long/Short Fund or Rady Opportunistic Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Rady Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 22, 2009 through March 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Rady Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/22/09	Ending Account Value 3/31/10	Expenses Paid During Period 10/22/09 – 3/31/10	Expense Ratio During Period**** 10/22/09 – 3/31/10
Contrarian - Class A	$1,000.00	$1,001.90	$9.74*	2.23%
Contrarian - Class C	1,000.00	1,000.90	13.11*	3.01
Contrarian - Class I	1,000.00	1,003.70	8.85*	2.03
Opportunistic - Class A	1,000.00	1,053.00	6.41**	1.50
Opportunistic - Class C	1,000.00	1,053.00	9.62**	2.25
Opportunistic - Class I	1,000.00	1,053.00	5.34**	1.25

RADY FUNDS

EXPENSE EXAMPLES (Continued)

March 31, 2010 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period 10/1/09 – 3/31/10	Expense Ratio During Period**** 10/1/09 – 3/31/10
Contrarian - Class A	$1,000.00	$1,013.80	$ 11.21***	2.23%
Contrarian - Class C	1,000.00	1,009.93	15.07***	3.01
Contrarian - Class I	1,000.00	1,014.82	10.18***	2.03
Opportunistic - Class A	1,000.00	1,017.45	7.54***	1.50
Opportunistic - Class C	1,000.00	1,013.71	11.30***	2.25
Opportunistic - Class I	1,000.00	1,018.70	6.29***	1.25

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (159) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (152) divided by the number of days in the fiscal year (365).

***Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

****Annualized.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-839-RADY(7239) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-839-RADY(7239).

INVESTMENT ADVISOR

Rady Asset Management, LLC
1020 Prospect Street, Suite 312

La Jolla, CA 92037

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/8/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/10